Financial Risk Management - Credit Risk - Reinsurance contract assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Capital and surplus requirement	$ 500.0
Funds available for collateralization	1,000.0
Reinsurance contract assets held	$ 10,682.6	$ 10,887.7
A.M. Best rating A- or higher
Financial Risk Management
Risk exposure percentage	88.00%
Pools and associations
Financial Risk Management
Risk exposure percentage	12.00%